Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Domestic operations	$ 6,827	$ 68,535	$ (66,862)
Foreign operations	(941)	3,981	733
Income (loss) before income taxes	$ 5,886	$ 72,516	$ (66,129)